Pruco Life Insurance Company                                                                        Sun-Jin Moon
Vice President and Assistant Secretary
Law Department

Pruco Life Insurance Company
213 Washington Street
Newark, NJ 07102-2992
(973) 802-9496 fax: (973) 802-9560

May 1, 2012

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:           Pruco Life Variable Universal Account
(Registration No. 333-158634)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies:  (i) that its Prospectus that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus contained in Post-Effective Amendment No. 3; and (ii) that the text of Post-Effective Amendment No. 3 was filed electronically on April 23, 2012 (Accession No. 0000828972-12-000015).

By:          /s/ Sun-Jin Moon
Sun-Jin Moon
Vice President and Assistant Secretary
Pruco Life Insurance Company

via EDGAR